Note 13 - Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Issued in Euros [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	€ 20,740,000,000	€ 17,205,000,000	€ 22,765,000,000
Unrealized Gains debt securities available for sale financial assets	830,000,000	661,000,000	791,000,000
Unrealized losses debt securities available for sale financial assets	(20,000,000)	(9,000,000)	(17,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	21,550,000,000	17,857,000,000	23,539,000,000
Issued in Euros [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Issued in Euros [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	959,000,000	793,000,000	891,000,000
Unrealized Gains debt securities available for sale financial assets	65,000,000	63,000,000	72,000,000
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	1,024,000,000	855,000,000	962,000,000
Issued in Euros [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	907,000,000	804,000,000	1,061,000,000
Unrealized Gains debt securities available for sale financial assets	40,000,000	37,000,000	43,000,000
Unrealized losses debt securities available for sale financial assets	0	(1,000,000)	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	947,000,000	841,000,000	1,103,000,000
Total domestic [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	22,607,000,000	18,802,000,000	24,716,000,000
Unrealized Gains debt securities available for sale financial assets	935,000,000	761,000,000	906,000,000
Unrealized losses debt securities available for sale financial assets	(21,000,000)	(10,000,000)	(17,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	23,521,000,000	19,553,000,000	25,605,000,000
Mexico [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	7,790,000,000	6,299,000,000	9,755,000,000
Unrealized Gains debt securities available for sale financial assets	22,000,000	6,000,000	45,000,000
Unrealized losses debt securities available for sale financial assets	(26,000,000)	(142,000,000)	(142,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	7,786,000,000	6,163,000,000	9,658,000,000
Mexico [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,869,000,000	5,286,000,000	8,101,000,000
Unrealized Gains debt securities available for sale financial assets	18,000,000	4,000,000	34,000,000
Unrealized losses debt securities available for sale financial assets	(19,000,000)	(121,000,000)	(120,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	6,868,000,000	5,169,000,000	8,015,000,000
Mexico [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Mexico [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	77,000,000	35,000,000	212,000,000
Unrealized Gains debt securities available for sale financial assets	2,000,000	0	1,000,000
Unrealized losses debt securities available for sale financial assets	0	(1,000,000)	(3,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	78,000,000	34,000,000	209,000,000
Mexico [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	843,000,000	978,000,000	1,442,000,000
Unrealized Gains debt securities available for sale financial assets	2,000,000	2,000,000	10,000,000
Unrealized losses debt securities available for sale financial assets	(6,000,000)	(20,000,000)	(19,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	840,000,000	961,000,000	1,434,000,000
United States [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	11,376,000,000	14,507,000,000	12,479,000,000
Unrealized Gains debt securities available for sale financial assets	68,000,000	47,000,000	36,000,000
Unrealized losses debt securities available for sale financial assets	(51,000,000)	(217,000,000)	(198,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	11,393,000,000	14,338,000,000	12,317,000,000
United States [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	8,570,000,000	11,227,000,000	8,625,000,000
Unrealized Gains debt securities available for sale financial assets	42,000,000	37,000,000	8,000,000
Unrealized losses debt securities available for sale financial assets	(12,000,000)	(135,000,000)	(133,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	8,599,000,000	11,130,000,000	8,500,000,000
United States [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,595,000,000	7,285,000,000	3,052,000,000
Unrealized Gains debt securities available for sale financial assets	32,000,000	29,000,000	0
Unrealized losses debt securities available for sale financial assets	(2,000,000)	(56,000,000)	(34,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	5,624,000,000	7,258,000,000	3,018,000,000
United States [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,975,000,000	3,942,000,000	5,573,000,000
Unrealized Gains debt securities available for sale financial assets	10,000,000	8,000,000	8,000,000
Unrealized losses debt securities available for sale financial assets	(10,000,000)	(79,000,000)	(99,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	2,975,000,000	3,872,000,000	5,482,000,000
United States [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
United States [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	122,000,000	49,000,000	56,000,000
Unrealized Gains debt securities available for sale financial assets	2,000,000	1,000,000	1,000,000
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	124,000,000	50,000,000	57,000,000
United States [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,684,000,000	3,231,000,000	3,798,000,000
Unrealized Gains debt securities available for sale financial assets	24,000,000	9,000,000	26,000,000
Unrealized losses debt securities available for sale financial assets	(39,000,000)	(82,000,000)	(65,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	2,670,000,000	3,158,000,000	3,759,000,000
Turkey [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,752,000,000	4,164,000,000	5,052,000,000
Unrealized Gains debt securities available for sale financial assets	38,000,000	20,000,000	48,000,000
Unrealized losses debt securities available for sale financial assets	(76,000,000)	(269,000,000)	(115,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	3,713,000,000	3,916,000,000	4,985,000,000
Turkey [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,752,000,000	4,007,000,000	5,033,000,000
Unrealized Gains debt securities available for sale financial assets	38,000,000	20,000,000	48,000,000
Unrealized losses debt securities available for sale financial assets	(76,000,000)	(256,000,000)	(114,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	3,713,000,000	3,771,000,000	4,967,000,000
Turkey [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Turkey [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	157,000,000	19,000,000
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	(13,000,000)	(1,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	145,000,000	19,000,000
Turkey [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Other countries [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	11,870,000,000	9,551,000,000	13,271,000,000
Unrealized Gains debt securities available for sale financial assets	554,000,000	319,000,000	533,000,000
Unrealized losses debt securities available for sale financial assets	(106,000,000)	(130,000,000)	(117,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	12,318,000,000	9,740,000,000	13,687,000,000
Other countries [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,963,000,000	4,510,000,000	6,774,000,000
Unrealized Gains debt securities available for sale financial assets	383,000,000	173,000,000	325,000,000
Unrealized losses debt securities available for sale financial assets	(78,000,000)	(82,000,000)	(77,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	7,269,000,000	4,601,000,000	7,022,000,000
Other countries [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,005,000,000	987,000,000	1,330,000,000
Unrealized Gains debt securities available for sale financial assets	9,000,000	2,000,000	2,000,000
Unrealized losses debt securities available for sale financial assets	(4,000,000)	(4,000,000)	(1,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	1,010,000,000	986,000,000	1,331,000,000
Other countries [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,795,000,000	1,856,000,000	2,535,000,000
Unrealized Gains debt securities available for sale financial assets	109,000,000	111,000,000	139,000,000
Unrealized losses debt securities available for sale financial assets	(12,000,000)	(20,000,000)	(19,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	1,892,000,000	1,947,000,000	2,654,000,000
Other countries [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,106,000,000	2,197,000,000	2,632,000,000
Unrealized Gains debt securities available for sale financial assets	53,000,000	33,000,000	66,000,000
Unrealized losses debt securities available for sale financial assets	(12,000,000)	(25,000,000)	(19,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	2,147,000,000	2,206,000,000	2,679,000,000
Total foreign [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	34,788,000,000	34,521,000,000	40,557,000,000
Unrealized Gains debt securities available for sale financial assets	681,000,000	392,000,000	661,000,000
Unrealized losses debt securities available for sale financial assets	(259,000,000)	(758,000,000)	(572,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	35,210,000,000	34,157,000,000	40,647,000,000
Total Domestic Foreign [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	57,395,000,000	53,323,000,000	65,273,000,000
Unrealized Gains debt securities available for sale financial assets	1,617,000,000	1,153,000,000	1,567,000,000
Unrealized losses debt securities available for sale financial assets	(280,000,000)	(768,000,000)	(589,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	€ 58,731,000,000	€ 53,709,000,000	€ 66,251,000,000